Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 11. Income Taxes

Due to reported losses, the Company recorded no income tax expense for the years ended December 31, 2016 and 2017. A reconciliation of the expected income tax benefit computed using the federal statutory income tax rate of 34% to the Company’s effective income tax rate is as follows:

	DECEMBER 31,
(In thousands)	2016	2017
Income tax using the federal statutory tax rate	$(4,491)	$(9,028)
Impact of rate change	—	7,478
Research and development and orphan drug credit	(655)	(517)
Permanent adjustments to expenses	(3)	76
Stock compensation	145	42
Prior year adjustment	—	(100)
Changes in valuation allowance	5,004	2,049

Total income taxes	$—	$—

During the years ended December 31, 2016 and 2017, the Company had no interest and penalties related to income taxes.

Deferred income taxes reflect the net tax effects of temporary difference between the carrying amount of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company has established a valuation allowance due to the uncertainties regarding the realization of the deferred tax assets based on the Company’s lack of earning’s history. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	DECEMBER 31,
(In thousands)	2016	2017
Deferred tax assets
Net operating losses	$10,547	$11,715
Research credits	1,462	2,045
Stock compensation	5	49
Other temporary differences	202	349
Valuation allowance	(12,157)	(14,124)

Total assets	59	34
Deferred tax liabilities
Fixed and intangible assets	(59)	(34)

Total liabilities	(59)	(34)

Net deferred tax assets	$—	$—

As of December 31, 2016 and 2017, the Company had federal net operating loss carryforwards (“NOL”) of $31,011,000 and $55,786,000, respectively. As of December 31, 2016 and 2017, the Company had federal research and orphan drug credit carryforwards of $1,462,000 and $2,045,000, respectively. If not utilized, these NOLs and research and orphan drug credit carryforwards will expire between 2025 and 2036.

Impacts of the Tax Cuts and Jobs Act

On December 22, 2017, the Tax Cuts and Jobs Act (H.R. 1) (the “Tax Act”) was signed into law. The Tax Act contains significant changes to corporate taxation, including (i) the reduction of the corporate income tax rate to 21%, (ii) the acceleration of expensing for certain business assets, (iii) the one-time transition tax related to the transition of U.S. international tax from a worldwide tax system to a territorial tax system, (iv) the repeal of the domestic production deduction, (v) additional limitations on the deductibility of interest expense, and (vi) expanded limitations on executive compensation. The key impacts of the Tax Act on the Company’s financial statements for the year ended December 31, 2017, were the re-measurement of deferred tax balances to the new corporate tax rate. While the Company has not yet completed the assessment of the effects of the Tax Act, the Company was able to determine reasonable estimates for the impacts of the key items specified above, thus it reported provisional amounts for these items. In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company is providing additional disclosures related to these provisional amounts. In order to calculate the effects of the new corporate tax rate on its deferred tax balances, ASC 740 “Income Taxes” (“ASC 740”) required the re-measurement of the Company’s deferred tax balances as of the enactment date of the Tax Act, based on the rates at which the balances were expected to reverse in the future. The provisional amount determined, and recorded, for the re-measurement of its deferred tax balances resulted in a net reduction in deferred tax assets of $7,478,000 and a corresponding reduction in the valuation allowance of $7,478,000.

The aforementioned provisional amounts related to the deferred tax balances are based on information available at this time and may change due to a variety of factors, including, among others, (i) anticipated guidance from the U.S. Department of Treasury about implementing the Tax Act, (ii) potential additional guidance from the Securities and Exchange Commission or the FASB related to the Tax Act and (iii) management’s further assessment of the Tax Act and related regulatory guidance. The Company is not complete in its assessment of the impact of the Tax Act on its business and financial statements. While the effective date of most of the provisions of the Tax Act do not apply until the Company’s tax year beginning January 1, 2018 it will continue the assessment of the impact of the Tax Act on its business and financial statements throughout the one-year measurement period as provided by SAB 118.